SEMIANNUAL
                               REPORT
                       MARCH 31, 1998

             TIP FUNDS [LOGO OMITTED]
       TRUSTED INSTITUTIONAL PARTNERS




================================================================================
                          TIP Target Select Equity Fund
================================================================================

CONTENTS
--------------------------------------------------------------------------------

2  Total Returns and Fund Investment Objective
3  Letter to Shareholders
5  Financial Statements




TIP FUNDS
--------------------------------------------------------------------------------
     The TIP Funds offer a series of 12 no-load mutual funds to individual and institutional investors. The minimum initial investment in a TIP Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.
The minimum amount for subsequent investments is $500.
     Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser to six of the TIP Funds. The firm, founded in 1990, invests more than $2.8 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. Turner Investment Partners advises the TIP Target Select Equity Fund, the Turner Growth Equity Fund, the Turner Midcap Growth Fund, the Turner Small Cap Growth Fund, the Turner Ultra Large Cap Growth Fund, and the Turner Fixed Income Fund.
     Turner also advises three TIP Institutional Funds: the Turner Micro Cap Growth Fund, the Turner Short Duration Funds-One Year Portfolio, and the Turner Short Duration Funds-Three Year Portfolio. Separate investment firms manage the other mutual funds in the TIP Funds family.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, Box 419805, Kansas City, Missouri 64141.

TOTAL RETURNS*
--------------------------------------------------------------------------------
Periods ended March 31, 1998

                                                    THREE              SINCE
                                                   MONTHS           INCEPTION**
--------------------------------------------------------------------------------
TIP TARGET SELECT EQUITY FUND                       18.52%            18.52%
S&P 500 Index                                       13.94             13.94

 *Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**The inception date for the TIP Target Select Equity Fund is January 1, 1998.


FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The TIP TARGET SELECT EQUITY FUND seeks long-term growth of capital. It invests primarily in U.S. stocks. Each investment firm chosen to manage assets in the fund invests in a maximum of 20 stocks and as few as 10 stocks that they believe have the greatest return potential. Such a focused stock-selection process permits the firms to act on only the investment ideas that they think are the strongest. In the process, the Fund provides two levels of diversification: diversification in total holdings and diversification in investment styles.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

If well-begun is in fact half-done, then the TIP Target Select Equity Fund is auspiciously on its way to achieving a laudable investment performance in 1998.
     In its first three months of operation, Target Select got off to a strong start, with a return of 18.52% -- a gain in one quarter that would normally be a premium return for one year. Target Select's result trumped a potent performance of the S&P 500 Index by 4.58 percentage points. (As these figures imply, it was the best quarter for stocks in 11 years.) What's more, Target Select outperformed the Lipper Domestic Equity Funds Average by 7.02 percentage points.
     In essence, Target Select did what it was designed to do -- capitalize on the 20 best investment ideas of each firm managing assets in the fund and combine each firm's own unique investment style to smooth the overall return. Currently two firms are managing Target Select's assets: Turner Investment Partners and Chartwell Investment Partners. Turner invests in growth stocks with strong earnings prospects, while Chartwell invests in value stocks with above-average dividend yields and below-average price/earnings ratios.

INVESTMENT STYLES MESH WELL
     In terms of smoothing Target Select's overall return, Turner's growth-investing style and Chartwell's value-investing style meshed well. In the past three months, the S&P 500 recorded 24 days of negative returns. In comparison, Turner and Chartwell's styles proved an effective risk-dampening mechanism that resulted in Target Select posting only 19 days of negative returns.
     Turner's growth style in particular was advantageous in a period when growth stocks beat value stocks across all capitalization segments. For instance, the broad-based Russell 3000 Growth Index outperformed the Russell 3000 Value Index by 3.50 percentage points. In the future, in periods when value stocks predominate, Chartwell's value style will likely be similarly beneficial.
     Both firms contributed positive returns. About 60% of Turner's holdings were concentrated in three market sectors, technology, producer durables, and health care, which generated double-digit gains. For Chartwell, about 60% of its holdings were in three sectors, financial services, capital goods, and consumer cyclical, which helped produce a result more than two percentage points above that of the firm's institutional accounts.

PORTFOLIOS CONTRAST
     The Target Select holdings offer an intriguing study in contrasts. For one thing, as noted, each firm's three largest sector weightings differ. For another, the characteristics of each firm's individual holdings diverge dramatically. Turner's holdings -- stocks like United Rentals, Cisco Systems, Microsoft, and Applied Materials -- have a lofty price/earnings ratio of 29.8, based on Wall Street's consensus earnings forecast for the next 12 months (versus the S&P 500's 22.1 P/E ratio), an above-average expected earnings-growth rate of 17.2% over the next 12 months (versus a 10.8% rate for the S&P 500), and a paltry dividend yield of 0.4% (versus 1.4% for the S&P 500.) At the other pole, Chartwell's positions -- stocks like Bristol-Myers Squibb, Mellon Bank, McGraw-Hill, and Starwood Hotels & Resorts Trust -- have a below-average price/earnings ratio of 19.6, an expected earnings-growth rate of 15% for 1998 and 1999, and a dividend yield of 2.2% that's 57% above the S&P 500 average.
     Turner's strategy was, and is, to focus on stocks of companies with the most attractive earnings prospects in the short and intermediate term or stocks that have declined in price more than is justified in light of the companies' earnings prospects. Initially Turner has tended to buy the largest-capitalization stocks, which have been in favor for the past three years. Turner's forte is stock selection and employs a team approach to investing, with its portfolio managers/analysts covering the 10 market sectors and making investment recommendations in their sectors. In Turner's estimation, its substantial contribution to Target Select's return can be attributed to prowess at picking stocks. Some of Turner's best-performing picks were Warner-Lambert, DuPont, and General Electric.
     Chartwell's strategy was, and is, to focus on stocks that are undervalued in relation to the companies' long-term earnings power and that provide an ample dividend yield as protection against market downdrafts. Chartwell is especially interested in stocks of companies that, in its estimation, will reap good returns on capital -- a prime measure of a company's ability to enhance its financial performance. For instance, Chartwell is avoiding paper and railroad stocks that at first glance may appear to be bargains. The reason for this aversion to paper and railroad stocks: the companies are likely to earn less than the cost of capital, in Chartwell's judgment. Chartwell likewise uses a team approach in managing portfolios, covering sectors, and making investment recommendations. Its best-performing stock selections were Xerox and True North Communications.

OUR MARKET OUTLOOK: POSITIVE
     Looking ahead, both Turner and Chartwell think the economic backdrop in 1998 should be conducive to stock prices in aggregate moving higher. The reason for our positive market outlook: if the present isn't the best of all possible worlds for U.S. stocks, it's close. The quality of earnings has never been higher. U.S. corporations continue to enhance their competitiveness and earnings power with restructuring programs, acquisitions, and applications of new technology, all of which are in turn helping to produce returns on equity that are the envy of the world. Interest rates and inflation are low and stable, a throwback to the 1950s. Stocks figure to benefit for a long time to come from demand by a mighty demographic force: baby boomers investing heavily in 40l(k) and Keogh plans and Individual Retirement Accounts to prepare for retirement. And the economy continues to grow; the current expansion has turned seven years old, with no recession yet in sight.
     In closing, we are committed to delivering superior investment returns and service to you, our shareholders. We welcome your questions or comments.

/S/Signature

Robert E. Turner
PORTFOLIO MANAGER
TURNER INVESTMENT PARTNERS, INC.

/S/Signature

Harold A. Ofstie
PORTFOLIO MANAGER
CHARTWELL INVESTMENT PARTNERS

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)


                                                Market
TIP TARGET SELECT                                Value
EQUITY FUND                          Shares      (000)
-------------------------------------------------------
COMMON STOCKS (89.0%)
AEROSPACE & DEFENSE (2.2%)
   Gencorp                              580      $ 18
                                                 ----
AUTOMOTIVE (2.9%)
   Dial                               1,000        24
                                                 ----
BANKS (6.4%)
   Compass Bancshares                    85         4
   First American of Tennessee          370        18
   Mellon Bank                          250        16
   U.S. Bancorp                         120        15
                                                 ----
                                                   53
                                                 ----
BROADCASTING, NEWSPAPERS, AND ADVERTISING (2.4%)
   True North Communications            610        20
                                                 ----
CHEMICALS (1.8%)
   E.I. duPont de Nemours               225        15
                                                 ----
COMPUTERS AND SERVICES (5.2%)
   Cisco Systems*                       400        27
   Minnesota Mining & Manufacturing     180        16
                                                 ----
                                                   43
                                                 ----
DRUGS (6.1%)
   American Home Products               175        17
   Bristol-Myers Squibb                 165        17
   Warner Lambert                       100        17
                                                 ----
                                                   51
                                                 ----
ENTERTAINMENT (2.5%)
   Walt Disney                          200        21
                                                 ----
FINANCIAL SERVICES (6.2%)
   Boston Properties                    460        16
   Fannie Mae                           325        21
   Starwood Lodging Trust               288        15
                                                 ----
                                                   52
                                                 ----
FOOD, BEVERAGE, AND TOBACCO (6.1%)
   Canandaigua Wine, Cl A*              325        19
   Philip Morris                        350        15
   Universal Foods                      340        17
                                                 ----
                                                   51
                                                 ----


                                                Market
                                                 Value
                                     Shares      (000)
-------------------------------------------------------
GAS/NATURAL GAS (1.9%)
   Enron                                345      $ 16
                                                 ----
HOUSEHOLD PRODUCTS (2.3%)
   Clorox                               225        19
                                                 ----
INSURANCE (2.2%)
   American General                     275        18
                                                 ----
LEASING AND RENTING (4.6%)
   Pitney Bowes                         345        17
   United Rentals*                      800        21
                                                 ----
                                                   38
                                                 ----
MACHINERY (5.2%)
   Applied Materials*                   650        23
   Emerson Electric                     300        20
                                                 ----
                                                   43
                                                 ----
MEDICAL PRODUCTS AND SERVICES (5.4%)
   Boston Scientific*                   275        19
   Medtronic                            500        26
                                                 ----
                                                   45
                                                 ----
MISCELLANEOUS BUSINESS SERVICES (7.8%)
   DST Systems*                         350        18
   Electronic Data Systems              425        20
   Microsoft*                           300        27
                                                 ----
                                                   65
                                                 ----
PETROLEUM AND FUEL PRODUCTS (1.9%)
   YPF S.A. ADR                         470        16
                                                 ----
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES (2.2%)
   Xerox                                165        18
                                                 ----
PRINTING AND PUBLISHING (2.0%)
   McGraw-Hill                          225        17
                                                 ----
PROFESSIONAL SERVICES (2.5%)
   International Network Services*      700        21
                                                 ----
SEMICONDUCTORS/INSTRUMENTS (5.0%)
   Intel                                400        31
   Texas Instruments                    210        11
                                                 ----
                                                   42
                                                 ----



    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)


                                  Shares/Face   Market
TIP TARGET SELECT                   Amount       Value
EQUITY FUND (Concluded)              (000)       (000)
-------------------------------------------------------
STEEL AND STEEL WORKS (1.8%)
   Allegheny Teledyne                   555      $ 15
                                                 ----
TELEPHONES AND TELECOMMUNICATION (2.4%)
   Intermedia Communications
     of Florida*                        250        20
                                                 ----
TOTAL COMMON STOCKS
   (Cost $712)                                    741
                                                 ----

REPURCHASE AGREEMENT (11.0%)
   Morgan Stanley
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $92,099 (collateralized by
     U.S. Treasury Note, 5.375%,
     05/31/98, market
     value $94,416)                     $92        92
                                                 ----
TOTAL REPURCHASE AGREEMENT
   (Cost $92)                                      92
                                                 ----
TOTAL INVESTMENTS (100.0%)
   (Cost $804)                                   $833
                                                 ====

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)


                                                                                                  TIP TARGET
                                                                                                 SELECT EQUITY
                                                                                                     FUND
-----------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities at Value (Cost $804)..................................                     $  833
   Capital Shares Sold Receivable..............................................                         --
   Receivable for Investment Securities Sold ..................................                        126
   Income Receivable ..........................................................                          1
   Other Assets ...............................................................                         --
-----------------------------------------------------------------------------------------------------------------
     Total Assets .............................................................                        960
-----------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased ................................                       (209)
   Accrued Expenses ...........................................................                         (7)
   Capital Shares Redeemed Payable ............................................                         --
   Other Liabilities...........................................................                         --
-----------------------------------------------------------------------------------------------------------------
     Total Liabilities ........................................................                       (216)
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Portfolio shares (unlimited authorization -- no par value) based on
     62,771 outstanding shares of beneficial interest .........................                        628
   Undistributed Net Investment Income.........................................                         --
   Accumulated Net Realized Gain on Investments ...............................                         87
   Net Unrealized Appreciation of Investments .................................                         29
-----------------------------------------------------------------------------------------------------------------
     Total Net Assets .........................................................                     $  744
=================================================================================================================
Net Asset Value, Offering Price, and Redemption Price Per Share ...............                     $11.85
=================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                          TIP FUNDS
                                                                     (Unaudited)


                                                                                                 TIP TARGET SELECT
                                                                                                    EQUITY FUND
                                                                                                ------------------
                                                                                                     FOR THE
                                                                                                   PERIOD 1/1/98
                                                                                                THROUGH 3/31/98(1)
------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ...............................................................................          $  1
   Interest ................................................................................             1
------------------------------------------------------------------------------------------------------------------
     Total Investment Income................................................................             2
------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ................................................................             1
   Investment Advisory Fee Waiver ..........................................................            (1)
   Reimbursements by Advisor................................................................           (20)
   Administrator Fees ......................................................................            --
   Custodian Fees ..........................................................................             1
   Transfer Agent Fees .....................................................................             5
   Professional Fees .......................................................................             3
   Trustee Fees ............................................................................            --
   Registration Fees .......................................................................             8
   Pricing Fees ............................................................................             1
   Printing Fees ...........................................................................             2
   Amortization of Deferred
     Organizational Costs ..................................................................             1
   Insurance and Other Fees ................................................................             1
------------------------------------------------------------------------------------------------------------------
     Total Expenses ........................................................................             2
------------------------------------------------------------------------------------------------------------------
         Net Investment Income .............................................................            --
------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ..................................................            87
   Net Unrealized Appreciation of Investment Securities ....................................            29
------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments .........................................           116
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ....................................          $116
==================================================================================================================

(1) The TIP Target Select Equity Fund began operations on January 1, 1998. Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                               TIP FUNDS
                                                                     (Unaudited)


                                                                                                  TIP TARGET
                                                                                              SELECT EQUITY FUND
                                                                                             -------------------
                                                                                                   FOR THE
                                                                                                PERIOD 1/1/98
                                                                                              THROUGH 3/31/98(1)
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..................................................................           $ --
   Net Realized Gain on Securities Sold ...................................................             87
   Net Unrealized Appreciation of Investment Securities ...................................             29
----------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations .................................            116
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..................................................................             --
   Realized Capital Gain ..................................................................             --
----------------------------------------------------------------------------------------------------------------
     Total Distributions ..................................................................             --
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ............................................................            628
   Proceeds from Shares Issued in Lieu of Cash Distributions ..............................             --
   Cost of Shares Redeemed ................................................................             --
----------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Capital Share Transactions ...............................            628
----------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .........................................................            744
----------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ..................................................................             --
----------------------------------------------------------------------------------------------------------------
     End of Period ........................................................................           $744
================================================================================================================
   Shares Issued and Redeemed:
   Issued .................................................................................             63
   Issued in Lieu of Cash Distributions ...................................................             --
   Redeemed ...............................................................................             --
----------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions ...................................................           $ 63
================================================================================================================

(1) The TIP Target Select Equity Fund began operations on January 1, 1998. Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                   TIP FUNDS
For a Share Outstanding Throughout Each Period




           Net                                                                Net                         Net
          Asset                Realized and  Distributions  Distributions    Asset                       Assets      Ratio
          Value       Net       Unrealized      from Net        from         Value                        End     of Expenses
        Beginning  Investment    Gains on     Investment       Capital        End                      of Period   to Average
        of Period    Income    Investments      Income          Gains      of Period  Total Return(1)    (000)     Net Assets
        ---------  ----------  ------------  -------------  -------------  ---------  ---------------  ---------  -----------
-----------------------------
TIP TARGET SELECT EQUITY FUND
-----------------------------
1998(3)  $10.00        --          1.85           --             --         $11.85         18.52%        $ 744       1.30%*




                                  Ratio of Net
                       Ratio of    Investment
        Ratio of Net   Expenses    Income to
         Investment   to Average    Average
          Income      Net Assets  Net Assets    Portfolio    Average
         to Average   (Excluding  (Excluding    Turnover   Commission
         Net Assets    Waivers)     Waivers)      Rate       Rate(2)
        ------------  ----------  ------------  ---------  ----------
-----------------------------
TIP TARGET SELECT EQUITY FUND
-----------------------------
1998(3)    0.33%*       20.70%*    (19.07)%*     311.02%     $0.0505

  * Annualized
(1) Returns are for the period indicated and have not been annualized.
(2) Average commission rate paid per share for security purchases and sales during the period.
    Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(3) The TIP Target Select Equity Fund began operations on January 1, 1998.

 Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
March 31, 1998                                                       (Unaudited)


1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 12 portfolios. The financial statement included herein is for the TIP Target Select Equity Fund (the "Target Select Equity Fund") (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (Continued)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)


     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.12% of the average daily net assets of the Fund up to $75 million, 0.10% on the next $75 million, 0.09% on the next $150 million, 0.08% on the next $300 million, and 0.075% of such assets in excess on $600 million. There is a minimum annual fee of $75,000 per Fund payable to the Administrator for services rendered to the Fund under the Administration Agreement. During fiscal 1998, the Administrator has voluntarily waived a portion of its fee.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to 1.05% of the average daily net assets of the Target Select Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Fund in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.30%. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

NOTES TO FINANCIAL STATEMENTS (Concluded)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 1998 are as follows
(000):


                                         TIP TARGET
                                     SELECT EQUITY FUND
                                     ------------------
Purchases
  Government .....................        $   --
  Other ..........................        $2,344
Sales
  Government .....................        $   --
  Other ..........................        $1,719

At March 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 1998, is as follows (000):

                                         TIP TARGET
                                     SELECT EQUITY FUND
                                     ------------------
Aggregate gross unrealized appreciation     $ 34
Aggregate gross unrealized depreciation       (5)
                                            ----
Net unrealized appreciation .............   $ 29
                                            ====

                                      NOTES

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805

INVESTMENT ADVISOR
Turner Investment Partners, Inc.

SUBADVISORS
Chartwell Investment Partners
Clover Capital Management, Inc.
Penn Capital Management Company, Inc.

DISTRIBUTOR
SEI Investments Distribution Co.

ADMINISTRATOR
SEI Fund Resources

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP



       [Logo Omitted]
           TURNER
    INVESTMENT PARTNERS,
            INC.

To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312


THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.


TIP-F-006-01